Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ 43	£ (60)	£ 219
Current taxation	1,621	1,491	931
Deferred taxation	(865)	(784)	(848)
Tax charge/tax rate	756	707	83
UK current year charge
Current tax expense (income)
Current tax expense (income)	207	200	119
Rest of World current year charge
Current tax expense (income)
Current tax expense (income)	£ 1,371	£ 1,351	£ 593